Supplementary information	12 Months Ended
Dec. 31, 2024
Supplementary Information
Supplementary information

Note 33 - Supplementary information

a) Monitoring of the climate event in Rio Grande do Sul

ITAÚ UNIBANCO HOLDING monitors the economic effects arising from the climate event in the State of Rio Grande do Sul, which affected its results. Since the beginning of the rains, ITAÚ UNIBANCO HOLDING follows the impacts of floods on its operations and clients, in addition to emergency government actions to face this disaster. The National Monetary Council and the Central Bank of Brazil issued regulations to be complied with regarding credit, compulsory and consortium operations. Thus ITAÚ UNIBANCO HOLDING identified, based on its best estimates and critical judgements, the following events with impact on its Consolidated Financial Statements:

a) ITAÚ UNIBANCO HOLDING adopts expected loss to recognize a provision for its operations, which is updated periodically according to macroeconomic and circumstantial variables; therefore, the provision for expected loss was recognized in an amount sufficient to face the exposure to credit risk in Rio Grande do Sul. The governance of credit risk allows ITAÚ UNIBANCO HOLDING to respond quickly to the monitoring of potential impacts on its credit exposures, enabling quick access to information required for discussions and related actions. No significant impacts on this portfolio have been identified.

b) Immaterial increase in claims expenses related to insurance against damage in property and housing lines.

c) Expenses with donations in the total of R$ 16, with the purpose of assisting in emergency actions in the region.